Commitments and contingencies - Gross reinsurance premiums written (Details) - intermediary	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross written premium by intermediary
Number of reinsurance intermediaries	4	4	4
Gross written premium by intermediary	62.00%	69.00%	70.00%
Guy Carpenter & Company and subsidiaries
Gross written premium by intermediary
Gross written premium by intermediary	23.00%	24.00%	26.00%
Aon Corporation and subsidiaries
Gross written premium by intermediary
Gross written premium by intermediary	17.00%	24.00%	26.00%
WT Butler and Co. Ltd.
Gross written premium by intermediary
Gross written premium by intermediary	12.00%	11.00%	10.00%
Willis Towers Watson plc and subsidiaries
Gross written premium by intermediary
Gross written premium by intermediary	10.00%	10.00%	8.00%